Schedule of Investments (unaudited)
December 31, 2024
iShares® Global Industrials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.9%
Brambles Ltd.	172,810	$2,055,256
Computershare Ltd.	69,406	1,457,976
Qantas Airways Ltd.(a)	193,751	1,072,591
Transurban Group	387,336	3,201,336
		7,787,159
Brazil — 0.3%
CCR SA	109,180	179,656
Localiza Rent a Car SA	108,011	562,584
WEG SA	183,254	1,565,320
		2,307,560
Canada — 3.1%
CAE Inc.(a)	39,899	1,013,123
Canadian National Railway Co.	68,737	6,980,096
Canadian Pacific Kansas City Ltd.	115,685	8,376,288
Thomson Reuters Corp.	16,638	2,671,664
Waste Connections Inc.	32,019	5,492,981
WSP Global Inc.	16,151	2,842,225
		27,376,377
Chile — 0.0%
Latam Airlines Group SA	23,425,078	323,314
Denmark — 1.0%
AP Moller - Maersk A/S, Class A	333	535,754
AP Moller - Maersk A/S, Class B, NVS	542	901,758
DSV A/S	24,484	5,214,249
Vestas Wind Systems A/S(a)	126,454	1,734,556
		8,386,317
Finland — 0.5%
Kone OYJ, Class B	49,485	2,412,398
Metso OYJ	89,125	829,714
Wartsila OYJ Abp	59,433	1,053,312
		4,295,424
France — 6.8%
Airbus SE	76,682	12,279,151
Alstom SA(a)	41,137	917,893
Bouygues SA	22,902	678,141
Bureau Veritas SA	35,578	1,080,867
Cie de Saint-Gobain SA	62,539	5,557,317
Eiffage SA	8,936	783,609
Getlink SE	39,096	623,413
Legrand SA	32,750	3,185,636
Safran SA	41,883	9,176,877
Schneider Electric SE	66,815	16,633,980
Teleperformance SE	7,091	608,218
Thales SA	10,973	1,575,671
Vinci SA	63,409	6,528,370
		59,629,143
Germany — 4.1%
Brenntag SE	16,058	965,706
Daimler Truck Holding AG	61,814	2,367,604
Deutsche Post AG, Registered	114,253	4,033,400
GEA Group AG	19,627	974,936
MTU Aero Engines AG	6,706	2,239,774
Rheinmetall AG	5,388	3,442,432
Siemens AG, Registered	93,137	18,161,214
Siemens Energy AG(a)	70,229	3,727,166
		35,912,232
Hong Kong — 0.4%
CK Hutchison Holdings Ltd.	332,520	1,767,824
Security	Shares	Value
Hong Kong (continued)
Techtronic Industries Co. Ltd.	159,500	$2,096,778
		3,864,602
Ireland — 0.3%
Kingspan Group PLC	19,258	1,400,008
Ryanair Holdings PLC, ADR	30,715	1,338,867
		2,738,875
Italy — 0.4%
Leonardo SpA	49,699	1,337,092
Prysmian SpA	36,607	2,342,713
		3,679,805
Japan — 13.0%
AGC Inc.	27,500	803,301
ANA Holdings Inc.	56,800	1,030,893
Central Japan Railway Co.	128,000	2,401,991
Dai Nippon Printing Co. Ltd.	56,200	786,444
Daifuku Co. Ltd.	46,100	947,121
Daikin Industries Ltd.	36,300	4,235,514
East Japan Railway Co.	141,500	2,506,092
FANUC Corp.	116,100	3,032,875
Hankyu Hanshin Holdings Inc.	30,800	802,785
Hitachi Ltd.	573,900	14,054,836
ITOCHU Corp.	178,900	8,797,296
Japan Airlines Co. Ltd.	55,000	867,043
Kajima Corp.	57,500	1,041,605
Kintetsu Group Holdings Co. Ltd.	22,300	467,696
Komatsu Ltd.	117,800	3,209,148
Kubota Corp.	131,300	1,521,079
Makita Corp.	33,600	1,021,742
Marubeni Corp.	205,300	3,081,261
Mitsubishi Corp.	498,400	8,154,679
Mitsubishi Electric Corp.	261,800	4,420,687
Mitsubishi Heavy Industries Ltd.	419,500	5,849,485
Mitsui & Co. Ltd.	367,900	7,629,920
Mitsui OSK Lines Ltd.	44,200	1,538,086
Nidec Corp.	130,600	2,345,792
Nippon Yusen KK	56,500	1,880,517
Obayashi Corp.	89,800	1,182,417
Odakyu Electric Railway Co. Ltd.	45,400	418,017
Recruit Holdings Co. Ltd.	204,200	14,193,515
Secom Co. Ltd.	52,800	1,793,081
SG Holdings Co. Ltd.	57,500	549,648
SMC Corp.	7,500	2,912,411
Sumitomo Corp.	150,100	3,248,338
Taisei Corp.	21,700	909,204
Tokyu Corp.	77,200	822,706
Toppan Holdings Inc.	39,600	1,050,515
Toyota Industries Corp.	23,400	1,881,955
Toyota Tsusho Corp.	89,100	1,575,691
West Japan Railway Co.	59,400	1,052,085
Yaskawa Electric Corp.	32,200	821,750
		114,839,221
Mexico — 0.0%
Grupo Carso SAB de CV, Series A1, Class A1	64,716	357,799
Netherlands — 0.8%
IMCD NV	7,075	1,051,421
Randstad NV	15,377	647,410
Wolters Kluwer NV	29,554	4,910,229
		6,609,060
Norway — 0.1%
Kongsberg Gruppen ASA	10,983	1,235,661

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Industrials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea — 0.1%
LG Energy Solution Ltd.(a)	5,009	$1,169,782
Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	23,451	1,175,187
Aena SME SA(b)	9,078	1,852,798
Ferrovial SE	60,782	2,551,302
		5,579,287
Sweden — 3.1%
AddTech AB, Class B	32,391	882,586
Alfa Laval AB	35,825	1,499,458
Assa Abloy AB, Class B	122,802	3,627,114
Atlas Copco AB, Class A	316,636	4,832,386
Atlas Copco AB, Class B	192,842	2,605,490
Epiroc AB, Class A	78,043	1,360,103
Epiroc AB, Class B	48,576	757,842
Nibe Industrier AB, Class B(c)	191,684	749,094
Saab AB, Class B	40,756	861,063
Sandvik AB	134,447	2,410,819
Skanska AB, Class B	43,637	917,571
SKF AB, Class B	47,556	892,602
Trelleborg AB, Class B	22,535	771,161
Volvo AB, Class B	196,764	4,781,793
		26,949,082
Switzerland — 2.3%
ABB Ltd., Registered	198,552	10,721,503
Adecco Group AG, Registered	20,519	506,875
Geberit AG, Registered	4,156	2,356,966
Kuehne + Nagel International AG, Registered	6,640	1,523,505
Schindler Holding AG, Participation Certificates, NVS	5,026	1,388,602
Schindler Holding AG, Registered	2,505	683,367
SGS SA	18,550	1,860,888
VAT Group AG(b)	3,394	1,283,318
		20,325,024
United Kingdom — 4.8%
Ashtead Group PLC	54,108	3,347,556
BAE Systems PLC	374,732	5,375,632
Bunzl PLC	41,291	1,700,163
DCC PLC	12,629	809,216
Diploma PLC	16,615	880,216
Experian PLC	113,719	4,887,625
IMI PLC	31,729	720,624
Intertek Group PLC	19,764	1,167,653
Melrose Industries PLC	149,477	1,032,942
RELX PLC	230,711	10,453,275
Rentokil Initial PLC	313,176	1,563,209
Rolls-Royce Holdings PLC(a)	1,055,053	7,481,790
Smiths Group PLC	43,296	928,290
Spirax Group PLC	9,294	795,019
Weir Group PLC (The)	32,651	889,435
		42,032,645
United States — 57.1%
3M Co.	67,475	8,710,348
A O Smith Corp.	14,759	1,006,711
Allegion PLC	10,821	1,414,088
AMETEK Inc.	28,837	5,198,158
Automatic Data Processing Inc.	50,477	14,776,132
Axon Enterprise Inc.(a)	8,910	5,295,391
Boeing Co. (The)(a)	92,630	16,395,510
Broadridge Financial Solutions Inc.	14,502	3,278,757
Builders FirstSource Inc.(a)	14,260	2,038,182
Carrier Global Corp.	103,390	7,057,401
Security	Shares	Value
United States (continued)
Caterpillar Inc.	59,822	$21,701,029
CH Robinson Worldwide Inc.	14,527	1,500,930
Cintas Corp.	42,513	7,767,125
Copart Inc.(a)	108,660	6,235,997
CSX Corp.	238,944	7,710,723
Cummins Inc.	17,044	5,941,538
Dayforce Inc.(a)(c)	19,600	1,423,744
Deere & Co.	31,528	13,358,414
Delta Air Lines Inc.	79,428	4,805,394
Dover Corp.	16,956	3,180,946
Eaton Corp. PLC	48,968	16,251,010
Emerson Electric Co.	70,652	8,755,902
Equifax Inc.	15,404	3,925,709
Expeditors International of Washington Inc.	17,512	1,939,804
Fastenal Co.	71,057	5,109,709
FedEx Corp.	27,833	7,830,258
Fortive Corp.	42,861	3,214,575
GE Vernova Inc.	34,098	11,215,855
Generac Holdings Inc.(a)	7,355	1,140,393
General Dynamics Corp.	31,998	8,431,153
General Electric Co.	134,104	22,367,206
Honeywell International Inc.	80,570	18,199,957
Howmet Aerospace Inc.	50,257	5,496,608
Hubbell Inc., Class B	6,629	2,776,822
Huntington Ingalls Industries Inc.	4,890	924,063
IDEX Corp.	9,407	1,968,791
Illinois Tool Works Inc.	33,297	8,442,787
Ingersoll Rand Inc.	50,033	4,525,985
Jacobs Solutions Inc., NVS	15,418	2,060,153
JB Hunt Transport Services Inc.	9,963	1,700,286
Johnson Controls International PLC	82,881	6,541,797
L3Harris Technologies Inc.	23,496	4,940,739
Leidos Holdings Inc.	16,653	2,399,031
Lennox International Inc.	3,973	2,420,749
Lockheed Martin Corp.	26,140	12,702,472
Masco Corp.	26,531	1,925,355
Nordson Corp.	6,762	1,414,881
Norfolk Southern Corp.	28,055	6,584,509
Northrop Grumman Corp.	16,969	7,963,382
Old Dominion Freight Line Inc.	23,199	4,092,304
Otis Worldwide Corp.	49,323	4,567,803
PACCAR Inc.	65,004	6,761,716
Parker-Hannifin Corp.	15,949	10,144,042
Paychex Inc.	39,791	5,579,494
Paycom Software Inc.	5,958	1,221,211
Pentair PLC	20,438	2,056,880
Quanta Services Inc.	18,281	5,777,710
Republic Services Inc., Class A	25,154	5,060,482
Rockwell Automation Inc.	14,045	4,013,921
Rollins Inc.	35,000	1,622,250
RTX Corp.	165,063	19,101,090
Snap-on Inc.	6,430	2,182,856
Southwest Airlines Co.	74,270	2,496,957
Stanley Black & Decker Inc.	19,078	1,531,773
Textron Inc.	22,892	1,751,009
Trane Technologies PLC	27,882	10,298,217
TransDigm Group Inc.	6,964	8,825,338
Uber Technologies Inc.(a)	260,695	15,725,122
Union Pacific Corp.	75,119	17,130,137
United Airlines Holdings Inc.(a)	40,769	3,958,670
United Parcel Service Inc., Class B	90,606	11,425,417
United Rentals Inc.	8,131	5,727,802

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Industrials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Veralto Corp.	30,540	$3,110,499
Verisk Analytics Inc., Class A	17,497	4,819,199
Waste Management Inc.	45,263	9,133,621
Westinghouse Air Brake Technologies Corp.	21,298	4,037,888
WW Grainger Inc.	5,480	5,776,194
Xylem Inc./New York	30,094	3,491,506
		503,387,567
Total Long-Term Investments — 99.7% (Cost: $801,451,759)		878,785,936
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(d)(e)(f)	1,158,326	1,158,905
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(d)(e)	1,120,000	1,120,000
Total Short-Term Securities — 0.2% (Cost: $2,278,905)		2,278,905
Total Investments — 99.9% (Cost: $803,730,664)		881,064,841
Other Assets Less Liabilities — 0.1%		674,278
Net Assets — 100.0%		$881,739,119

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,135,580	$—	$(976,735)(a)	$(129)	$189	$1,158,905	1,158,326	$8,372 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,110,000	10,000 (a)	—	—	—	1,120,000	1,120,000	56,567	—
				$(129)	$189	$2,278,905		$64,939	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	2	03/13/25	$350	$947
Euro STOXX 50 Index	10	03/21/25	506	(9,827)

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Industrials ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
XAI Industrial Index	14	03/21/25	$1,877	$(71,943)
				$(80,823)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$534,025,930	$344,760,006	$—	$878,785,936
Short-Term Securities
Money Market Funds	2,278,905	—	—	2,278,905
	$536,304,835	$344,760,006	$—	$881,064,841
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$947	$—	$947
Liabilities
Equity Contracts	(71,943)	(9,827)	—	(81,770)
	$(71,943)	$(8,880)	$—	$(80,823)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares